Other Assets - Activity in Allowance for Credit Losses (Details) - Customer portfolio segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Activity in allowance for credit losses related to customer financing receivables, net
Balance at beginning of year	$ (29,209)	$ (19,574)	$ (7,856)
Provisions, net	(2,477)	(10,131)	(5,236)
Amounts written off as uncollectible	11	317	0
Foreign currency translation	15	179	(159)
Other	0	0	(6,323)
Balance at end of year	$ (31,660)	$ (29,209)	$ (19,574)